Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2016	$ 1,959,111	$ 1,832,716	$ 10,022	$ 2,268,497	$ 52,797	$ (365,410)	$ (133,150)	$ 126,395
Profit/(loss) for the three-month period after taxes	(14,407)	(11,769)	0	0	0	(11,769)	0	(2,638)
Change in fair value of cash flow hedges	8,720	9,027	0	0	9,027	0	0	(307)
Currency translation differences	13,862	12,823	0	0	0	0	12,823	1,039
Tax effect	(1,337)	(1,441)	0	0	(1,441)	0	0	105
Other comprehensive income/(loss)	21,245	20,409	0	0	7,586	0	12,823	836
Total comprehensive income/(loss) for the period	6,837	8,640	0	0	7,586	(11,769)	12,823	(1,803)
Dividend distribution	(25,054)	(25,054)	0	(25,054)	0	0	0	0
Balance, end of period at Mar. 31, 2017	1,940,894	1,816,302	10,022	2,243,403	60,383	(377,179)	(120,327)	124,592
Balance, beginning of period (Restated [Member]) at Dec. 31, 2017	1,884,967	1,748,372	10,022	2,163,229	82,294	(489,026)	(18,147)	136,595
Balance, beginning of period (Application of New Accounting Standards [Member]) at Dec. 31, 2017	(10,486)	(10,486)	0	0	1,326	(11,812)	0	0
Balance, beginning of period at Dec. 31, 2017	1,895,453	1,758,858	10,022	2,163,229	80,968	(477,214)	(18,147)	136,595
Profit/(loss) for the three-month period after taxes	(1,510)	(4,764)	0	0	0	(4,764)	0	3,254
Change in fair value of cash flow hedges	18,471	20,386	0	0	20,386	0	0	(1,915)
Currency translation differences	30,302	27,668	0	0	0	0	27,668	2,634
Tax effect	(6,026)	(6,539)	0	0	(6,539)	0	0	513
Other comprehensive income/(loss)	42,747	41,515	0	0	13,847	0	27,668	1,232
Total comprehensive income/(loss) for the period	41,237	36,751	0	0	13,847	(4,764)	27,668	4,486
Dividend distribution	(31,068)	(31,068)	0	(31,068)	0	0	0	0
Balance, end of period at Mar. 31, 2018	$ 1,895,136	$ 1,754,055	$ 10,022	$ 2,132,161	$ 96,141	$ (493,790)	$ 9,521	$ 141,081